Summary of Significant Accounting Policies - Revenue recognition (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)
Revenue recognition
Deferred revenue-current		$ 3,193,145			$ 6,864,731
Deferred revenue-noncurrent		3,320			3,713
Total		3,196,465			$ 6,868,444
Revenue recognized from deferred revenue balance		6,420,621		$ 11,015,146
Aggregate amount of the transaction price allocated for the remaining performance obligations		3,193,145
Remaining performance obligations over the next 12 months
Revenue recognition
Aggregate amount of the transaction price allocated for the remaining performance obligations		$ 3,193,145
Online VIP membership revenue
Revenue recognition
Annual fee per member | ¥			¥ 100
Online SVIP membership revenue
Revenue recognition
Quarterly fee per member | ¥			¥ 300
Minimum | Online VIP membership revenue
Revenue recognition
Membership period		1 year	1 year
Minimum | New VIP members
Revenue recognition
Membership period	1 year
Minimum | New SVIP members
Revenue recognition
Membership period	3 months
Maximum | Online VIP membership revenue
Revenue recognition
Membership period		2 years	2 years
Maximum | New VIP members
Revenue recognition
Membership period	2 years
Maximum | New SVIP members
Revenue recognition
Membership period	6 months